Loans and advances to customers (Details - Analysis of the change in the gross value of loans and advances to customers by stage) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Opening Balance	R$ 19,515,659	R$ 9,887,701
Ending balance	33,406,040	19,515,659	R$ 9,887,701
Business loans
Disclosure of detailed information about financial instruments [line items]
Ending balance	3,017,158
Real Estate loans
Disclosure of detailed information about financial instruments [line items]
Opening Balance	3,471,354	2,519,153
Ending balance	5,121,411	3,471,354	2,519,153
Loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	8,790,058	4,777,387
Ending balance	17,216,362	8,790,058	4,777,387
Loans and advances to customers | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	8,790,057	4,777,387	3,341,047
Payments	(3,393,175)	(1,641,849)	(932,993)
Write-off for loss	67,616	153,197	64,928
New loans and interest accrued	11,887,095	5,807,715	2,434,261
Ending balance	17,216,362	8,790,057	4,777,387
Loans and advances to customers | Stage 1 | Not credit impaired | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	8,291,501	4,226,785	2,923,340
Transfer to Stage 2	(191,523)	(108,816)	(172,891)
Transfer to Stage 3	(217,614)	(114,141)	(102,181)
Transfer from Stage 2	64,894	121,336	72,591
Transfer from Stage 3	11,852	29,484	8,536
Payments	(3,138,182)	(1,500,646)	(813,110)
Write-off for loss	10,675	19,475	1,467
New loans and interest accrued	11,346,469	5,656,973	2,311,967
Ending balance	16,156,722	8,291,501	4,226,785
Loans and advances to customers | Stage 2 | Not credit impaired | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	239,098	330,572	270,411
Transfer to Stage 1	(64,894)	(121,336)	(72,591)
Transfer to Stage 3	(26,716)	(30,382)	(40,838)
Transfer from Stage 1	191,523	108,816	172,891
Transfer from Stage 3	8,622	7,873	11,084
Payments	(84,042)	(78,083)	(59,437)
Write-off for loss	7,820	30,354	14,100
New loans and interest accrued	150,639	51,992	63,152
Ending balance	406,410	239,098	330,572
Loans and advances to customers | Stage 2 | Credit impaired | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	259,459	220,030	147,296
Transfer to Stage 1	(11,852)	(29,484)	(8,536)
Transfer to Stage 2	(8,622)	(7,873)	(11,084)
Transfer from Stage 1	217,614	114,141	102,181
Transfer from Stage 2	26,716	30,382	40,838
Payments	(170,951)	(63,120)	(60,446)
Write-off for loss	49,121	103,368	49,361
New loans and interest accrued	389,987	98,750	59,142
Ending balance	653,230	259,459	220,030
Loans and advances to customers | Payroll Card
Disclosure of detailed information about financial instruments [line items]
Opening Balance	67,732	80,409
Ending balance	65,263	67,732	80,409
Loans and advances to customers | Payroll Card | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	67,732	80,409	93,933
Payments	(8,738)	(6,957)	(93,932)
Write-off for loss	3,795	3,103
New loans and interest accrued	10,066	2,616	80,408
Ending balance	65,265	67,732	80,409
Loans and advances to customers | Payroll Card | Stage 1 | Not credit impaired | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	64,113	77,089	87,912
Transfer to Stage 2	(5,129)	(444)
Transfer to Stage 3	(3,113)	(2,433)
Transfer from Stage 2	10	40
Transfer from Stage 3	16	10
Payments	(8,601)	(6,590)	(87,912)
Write-off for loss	348	212
New loans and interest accrued	8,807	3,347	77,089
Ending balance	55,755	64,113	77,089
Loans and advances to customers | Payroll Card | Stage 2 | Not credit impaired | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	457	821	1,665
Transfer to Stage 1	(10)	(40)
Transfer to Stage 3		(5)
Transfer from Stage 1	5,129	444
Transfer from Stage 3		1
Payments	(39)	(96)	(1,665)
Write-off for loss	407	680
New loans and interest accrued	640	13	821
Ending balance	5,770	457	821
Loans and advances to customers | Payroll Card | Stage 2 | Credit impaired | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	3,162	2,499	4,356
Transfer to Stage 1	(16)	(10)
Transfer to Stage 2		(1)
Transfer from Stage 1	3,113	2,433
Transfer from Stage 2		5
Payments	(98)	(271)	(4,355)
Write-off for loss	3,040	2,211
New loans and interest accrued	619	717	2,498
Ending balance	3,740	3,162	2,499
Loans and advances to customers | Credit Card
Disclosure of detailed information about financial instruments [line items]
Opening Balance	1,904,643	783,544
Ending balance	4,798,318	1,904,643	783,544
Loans and advances to customers | Credit Card | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	1,904,640
Payments	(515,975)
Write-off for loss	6,187
New loans and interest accrued	3,415,838
Ending balance	4,798,316	1,904,640
Loans and advances to customers | Credit Card | Stage 1 | Not credit impaired | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	1,773,870
Transfer to Stage 2	(19,334)
Transfer to Stage 3	(76,206)
Transfer from Stage 2	831
Transfer from Stage 3	416
Payments	(390,827)
Write-off for loss	2,307
New loans and interest accrued	3,049,423
Ending balance	4,335,866	1,773,870
Loans and advances to customers | Credit Card | Stage 2 | Not credit impaired | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	20,002
Transfer to Stage 1	(831)
Transfer to Stage 3	(287)
Transfer from Stage 1	19,334
Transfer from Stage 3	20
Payments	(17,735)
Write-off for loss	1,102
New loans and interest accrued	71,246
Ending balance	90,647	20,002
Loans and advances to customers | Credit Card | Stage 2 | Credit impaired | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	110,768
Transfer to Stage 1	(416)
Transfer to Stage 2	(20)
Transfer from Stage 1	76,206
Transfer from Stage 2	287
Payments	(107,413)
Write-off for loss	2,778
New loans and interest accrued	295,169
Ending balance	371,803	110,768
Loans and advances to customers | Multiple Card
Disclosure of detailed information about financial instruments [line items]
Opening Balance	1,904,642	783,544
Ending balance	4,798,318	1,904,642	783,544
Loans and advances to customers | Multiple Card | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	1,904,642	783,544	325,517
Payments		(181,685)	(22,083)
Write-off for loss		75,218	35,638
New loans and interest accrued		1,378,001	515,748
Ending balance		1,904,642	783,544
Loans and advances to customers | Multiple Card | Stage 1 | Not credit impaired | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	1,773,870	683,629	278,310
Transfer to Stage 2		(4,201)	(6,746)
Transfer to Stage 3		(42,212)	(35,704)
Transfer from Stage 2		5,113	3,402
Transfer from Stage 3		8,508
Payments		(162,026)	(17,859)
Write-off for loss		9,234	165
New loans and interest accrued		1,294,294	462,392
Ending balance		1,773,870	683,629
Loans and advances to customers | Multiple Card | Stage 2 | Not credit impaired | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	20,002	26,814	20,028
Transfer to Stage 1		(5,113)	(3,402)
Transfer to Stage 3		(623)	(3,710)
Transfer from Stage 1		4,201	6,746
Payments		(5,949)	(1,783)
Write-off for loss		15,108	10,740
New loans and interest accrued		15,781	19,675
Ending balance		20,002	26,814
Loans and advances to customers | Multiple Card | Stage 2 | Credit impaired | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	110,768	73,101	27,179
Transfer to Stage 1		(8,508)
Transfer from Stage 1		42,212	35,704
Transfer from Stage 2		623	3,710
Payments		(13,709)	(2,441)
Write-off for loss		50,878	24,733
New loans and interest accrued		67,927	33,681
Ending balance		110,768	73,101
Loans and advances to customers | Overdraft protection agreement
Disclosure of detailed information about financial instruments [line items]
Opening Balance	20,193
Ending balance	12,862	20,193
Loans and advances to customers | Overdraft protection agreement | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	20,193	2,451
Payments	(8,942)
Write-off for loss	4,695
New loans and interest accrued	6,375	17,742
Ending balance	12,931	20,193	2,451
Loans and advances to customers | Overdraft protection agreement | Stage 1 | Not credit impaired | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	20,193	1,434
Transfer to Stage 2	(406)
Transfer to Stage 3	(5,580)
Transfer from Stage 2		816
Transfer from Stage 3		200
Payments	(8,942)
Write-off for loss	4,695
New loans and interest accrued	2,165	17,742
Ending balance	2,735	20,193	1,434
Loans and advances to customers | Overdraft protection agreement | Stage 2 | Not credit impaired | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance		816
Transfer to Stage 1		(816)
Transfer from Stage 1	406
Transfer from Stage 3	1
New loans and interest accrued	949
Ending balance	1,356		816
Loans and advances to customers | Overdraft protection agreement | Stage 2 | Credit impaired | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance		200
Transfer to Stage 1		(200)
Transfer to Stage 2	(1)
Transfer from Stage 1	5,580
New loans and interest accrued	3,261
Ending balance	8,840		200
Loans and advances to customers | Checking Account
Disclosure of detailed information about financial instruments [line items]
Opening Balance	14,232
Ending balance	33,234	14,232
Loans and advances to customers | Checking Account | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	14,231	19,605
Payments	(605)
Write-off for loss	3,259	15,183
New loans and interest accrued	22,796	9,810
Ending balance	33,163	14,231	19,605
Loans and advances to customers | Checking Account | Stage 1 | Not credit impaired | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	10,457	6,566
Transfer to Stage 2	(19)
Transfer to Stage 3	(40)	(1,536)
Transfer from Stage 2		324
Transfer from Stage 3	53	452
Payments	(186)
Write-off for loss	189	4,892
New loans and interest accrued	8,894	9,543
Ending balance	1,182	10,457	6,566
Loans and advances to customers | Checking Account | Stage 2 | Not credit impaired | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	203	5,147
Transfer to Stage 1		(324)
Transfer to Stage 3	(7)	(784)
Transfer from Stage 1	19
Transfer from Stage 3	18	39
Payments	(5)
Write-off for loss	192	4,008
New loans and interest accrued	636	132
Ending balance	672	203	5,147
Loans and advances to customers | Checking Account | Stage 2 | Credit impaired | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	3,572	7,892
Transfer to Stage 1	(53)	(452)
Transfer to Stage 2	(18)	(39)
Transfer from Stage 1	40	1,536
Transfer from Stage 2	7	784
Payments	(414)
Write-off for loss	2,878	6,283
New loans and interest accrued	31,054	135
Ending balance	31,310	3,572	7,892
Loans and advances to customers | Payroll loans and personal credit
Disclosure of detailed information about financial instruments [line items]
Opening Balance	1,551,399	921,977
Ending balance	3,467,924	1,551,399	921,977
Loans and advances to customers | Payroll loans and personal credit | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	1,551,399	921,875	717,905
Payments	(911,281)	(551,622)	(299,620)
Write-off for loss	29,935	27,966	18,818
New loans and interest accrued	2,857,742	1,209,111	522,510
Ending balance	3,467,925	1,551,399	921,875
Loans and advances to customers | Payroll loans and personal credit | Stage 1 | Not credit impaired | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	1,478,905	875,451	679,894
Transfer to Stage 2	(26,975)	(14,721)	(8,690)
Transfer to Stage 3	(46,888)	(19,221)	(15,985)
Transfer from Stage 2	925	913	2,068
Transfer from Stage 3	360	263	184
Payments	(883,231)	(540,865)	(293,075)
Write-off for loss	2,912	2,450	1,260
New loans and interest accrued	2,795,564	1,179,535	512,402
Ending balance	3,315,748	1,478,905	875,451
Loans and advances to customers | Payroll loans and personal credit | Stage 2 | Not credit impaired | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	32,058	17,739	15,534
Transfer to Stage 1	(925)	(913)	(2,068)
Transfer to Stage 3	(6,342)	(2,468)	(2,033)
Transfer from Stage 1	26,975	14,721	8,690
Transfer from Stage 3	78	93	201
Payments	(14,236)	(6,808)	(3,606)
Write-off for loss	4,382	4,159	3,117
New loans and interest accrued	44,999	13,851	4,141
Ending balance	78,225	32,058	17,739
Loans and advances to customers | Payroll loans and personal credit | Stage 2 | Credit impaired | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	40,437	28,685	22,477
Transfer to Stage 1	(360)	(263)	(184)
Transfer to Stage 2	(78)	(93)	(201)
Transfer from Stage 1	46,888	19,221	15,985
Transfer from Stage 2	6,342	2,468	2,033
Payments	(13,814)	(3,950)	(2,939)
Write-off for loss	22,641	21,357	14,441
New loans and interest accrued	17,179	15,725	5,967
Ending balance	73,953	40,437	28,685
Loans and advances to customers | Business loans
Disclosure of detailed information about financial instruments [line items]
Opening Balance	1,582,868	472,304
Ending balance	3,017,158	1,582,868	472,304
Loans and advances to customers | Business loans | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	1,582,869	443,425	255,674
Payments	(969,745)	(353,731)	(180,772)
Write-off for loss	2,269	3,894	611
New loans and interest accrued	2,406,303	1,497,069	398,013
Ending balance	3,017,158	1,582,869	443,425
Loans and advances to customers | Business loans | Stage 1 | Not credit impaired | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	1,579,384	435,982	250,256
Transfer to Stage 2	(3,190)	(109)
Transfer to Stage 3	(20,918)	(1,637)	(2,941)
Transfer from Stage 2			3,486
Payments	(968,510)	(349,762)	(179,407)
Write-off for loss	22	735	42
New loans and interest accrued	2,376,190	1,495,645	379,468
Ending balance	2,962,934	1,579,384	435,982
Loans and advances to customers | Business loans | Stage 2 | Not credit impaired | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	1,298	3,026	4,694
Transfer to Stage 1			(3,486)
Transfer to Stage 3		(1)
Transfer from Stage 1	3,190	109
Payments	(1,235)	(2,219)	(965)
Write-off for loss	61	499	243
New loans and interest accrued	1,731	882	8,988
Ending balance	4,923	1,298	3,026
Loans and advances to customers | Business loans | Stage 2 | Credit impaired | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	2,187	4,417	724
Transfer from Stage 1	20,918	1,637	2,941
Transfer from Stage 2		1
Payments		(1,750)	(400)
Write-off for loss	2,186	2,660	326
New loans and interest accrued	28,382	542	9,557
Ending balance	49,301	2,187	4,417
Loans and advances to customers | Real Estate loans
Disclosure of detailed information about financial instruments [line items]
Opening Balance	3,471,354	2,519,153
Ending balance	5,121,411	3,471,354	2,519,153
Loans and advances to customers | Real Estate loans | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	3,471,354	2,526,078	1,948,018
Payments	(819,772)	(547,854)	(336,586)
Write-off for loss	17,476	27,833	9,861
New loans and interest accrued	2,487,304	1,520,962	917,582
Ending balance	5,121,412	3,471,354	2,526,078
Loans and advances to customers | Real Estate loans | Stage 1 | Not credit impaired | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	3,186,942	2,146,634	1,626,968
Transfer to Stage 2	(136,470)	(89,342)	(157,455)
Transfer to Stage 3	(64,869)	(47,101)	(47,551)
Transfer from Stage 2	63,128	114,130	63,635
Transfer from Stage 3	11,007	20,051	8,352
Payments	(719,768)	(441,402)	(234,857)
Write-off for loss	202	1,951
New loans and interest accrued	2,442,543	1,485,924	880,616
Ending balance	4,782,311	3,186,942	2,146,634
Loans and advances to customers | Real Estate loans | Stage 2 | Not credit impaired | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	185,080	276,208	228,490
Transfer to Stage 1	(63,128)	(114,130)	(63,635)
Transfer to Stage 3	(20,080)	(26,501)	(35,095)
Transfer from Stage 1	136,470	89,342	157,455
Transfer from Stage 3	8,505	7,740	10,883
Payments	(50,792)	(63,011)	(51,418)
Write-off for loss	1,676	5,901
New loans and interest accrued	30,438	21,334	29,527
Ending balance	224,817	185,080	276,208
Loans and advances to customers | Real Estate loans | Stage 2 | Credit impaired | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	99,333	103,236	92,560
Transfer to Stage 1	(11,007)	(20,051)	(8,352)
Transfer to Stage 2	(8,505)	(7,740)	(10,883)
Transfer from Stage 1	64,869	47,101	47,551
Transfer from Stage 2	20,080	26,501	35,095
Payments	(49,212)	(43,440)	(50,311)
Write-off for loss	15,598	19,979	9,861
New loans and interest accrued	14,323	13,704	7,439
Ending balance	114,283	99,333	R$ 103,236
Loans and advances to customers | Rural loans
Disclosure of detailed information about financial instruments [line items]
Opening Balance	177,637
Ending balance	700,192	177,637
Loans and advances to customers | Rural loans | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	177,637
Payments	(158,117)
New loans and interest accrued	680,671	177,637
Ending balance	700,191	177,637
Loans and advances to customers | Rural loans | Stage 1 | Not credit impaired | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	177,637
Payments	(158,117)
New loans and interest accrued	680,671	177,637
Ending balance	R$ 700,191	R$ 177,637